Financial instruments (Details 16) - Recurring basis SFr in Millions	12 Months Ended
	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 0	SFr 114
Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 0	0
Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	254	100	55
Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	4,615	6,417	5,564
Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 578	SFr 1,202	1,129
Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(7)	(11)
Funding spread (in bp)	218
Correlation (in %)	17.00%	9.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)	5.00%	5.00%
Prepayment rate (in %)	0.00%	0.00%
Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	53	85
Funding spread (in bp)	218
Correlation (in %)	100.00%	100.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)	10.00%	10.00%
Prepayment rate (in %)	36.00%	33.00%
Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	25	44
Funding spread (in bp)	218
Correlation (in %)	75.00%	78.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)	8.00%	9.00%
Prepayment rate (in %)	9.00%	21.00%
Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 329	SFr 560	938
Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	24.00%	22.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	36.00%	33.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	54.00%	50.00%
Prepayment rate (in %)	30.00%	28.00%
Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,757	SFr 2,760	1,230
Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	51	51
Correlation (in %)	17.00%	9.00%
Credit spread (in bp)	1	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	8.00%	0.00%
Discount rate (in %)	2.00%	2.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	15.00%	10.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	68	82
Correlation (in %)	95.00%	94.00%
Credit spread (in bp)	1,687	6,087
Prepayment rate (in %)	12.00%	12.00%
Recovery rate (in %)	60.00%	75.00%
Discount rate (in %)	50.00%	34.00%
Default rate (in %)	33.00%	43.00%
Loss severity (in %)	100.00%	100.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	68	64
Correlation (in %)	80.00%	57.00%
Credit spread (in bp)	275	508
Prepayment rate (in %)	5.00%	4.00%
Recovery rate (in %)	27.00%	28.00%
Discount rate (in %)	19.00%	17.00%
Default rate (in %)	5.00%	7.00%
Loss severity (in %)	64.00%	65.00%
Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,347	SFr 1,466	1,896
Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(87.00%)	(88.00%)
Skew (in %)		44.00%
Volatility (in %)	2.00%	1.00%
Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	97.00%
Skew (in %)		260.00%
Volatility (in %)	253.00%	276.00%
Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	59.00%	68.00%
Correlation (in %)	17.00%	17.00%
Skew (in %)		110.00%
Volatility (in %)	26.00%	27.00%
Short-term borrowings.
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 72	SFr 95	165
Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	14,123	14,608	9,780
Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 9,924	10,267	6,217
Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 8,002
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(87.00%)	(88.00%)
Credit spread (in bp)	153
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	2.00%	4.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	99.00%
Credit spread (in bp)	182
Gap risk (in %)	3.00%	3.00%
Volatility (in %)	253.00%	276.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	59.00%	68.00%
Correlation (in %)	17.00%	18.00%
Credit spread (in bp)	177
Gap risk (in %)	1.00%	0.00%
Volatility (in %)	28.00%	30.00%
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 515
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		228
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		597
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		455
Long-term debt | Long-term debt - of which nonrecourse liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 3,197	SFr 2,952	2,552
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 3,183	SFr 2,766
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Maximum
Unobservable input
Price (in %)	101.00%	109.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Weighted average
Unobservable input
Price (in %)	97.00%	99.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 14	SFr 90
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Maximum
Unobservable input
Price (in %)	87.00%	100.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Weighted average
Unobservable input
Price (in %)	9.00%	7.00%
Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 2,491	SFr 3,363	2,861
Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	454	616	1,143
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 68	SFr 124
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	571	852
Recovery rate (in %)		39.00%
Discount rate (in %)	7.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,687	1,286
Recovery rate (in %)		39.00%
Discount rate (in %)	23.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	1,425	912
Recovery rate (in %)		39.00%
Discount rate (in %)	15.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 379	SFr 450
Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	106.00%	103.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	90.00%	63.00%
Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 21,555	SFr 24,583	18,539
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		0	114
Bank | Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	0	0
Bank | Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	254	100	55
Bank | Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	4,615	6,417	5,564
Bank | Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 578	SFr 1,202	1,129
Bank | Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(7)	(11)
Correlation (in %)	17.00%	9.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)	5.00%	5.00%
Prepayment rate (in %)	0.00%	0.00%
Bank | Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	53	85
Correlation (in %)	100.00%	100.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)	10.00%	10.00%
Prepayment rate (in %)	36.00%	33.00%
Bank | Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	25	44
Correlation (in %)	75.00%	78.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)	8.00%	9.00%
Prepayment rate (in %)	9.00%	21.00%
Bank | Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 329	SFr 560	938
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	24.00%	22.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	36.00%	33.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	54.00%	50.00%
Prepayment rate (in %)	30.00%	28.00%
Bank | Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,757	SFr 2,760	1,230
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	51	51
Correlation (in %)	17.00%	9.00%
Credit spread (in bp)	1	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	8.00%	0.00%
Discount rate (in %)	2.00%	2.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	15.00%	10.00%
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	68	82
Correlation (in %)	95.00%	94.00%
Credit spread (in bp)	1,687	6,087
Prepayment rate (in %)	12.00%	12.00%
Recovery rate (in %)	60.00%	75.00%
Discount rate (in %)	50.00%	34.00%
Default rate (in %)	33.00%	43.00%
Loss severity (in %)	100.00%	100.00%
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	68	64
Correlation (in %)	80.00%	57.00%
Credit spread (in bp)	275	508
Prepayment rate (in %)	5.00%	4.00%
Recovery rate (in %)	27.00%	28.00%
Discount rate (in %)	19.00%	17.00%
Default rate (in %)	5.00%	7.00%
Loss severity (in %)	64.00%	65.00%
Bank | Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,347	SFr 1,466	1,896
Bank | Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(87.00%)	(88.00%)
Skew (in %)		44.00%
Volatility (in %)	2.00%	1.00%
Bank | Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	97.00%
Skew (in %)		260.00%
Volatility (in %)	253.00%	276.00%
Bank | Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	59.00%	68.00%
Correlation (in %)	17.00%	17.00%
Skew (in %)		110.00%
Volatility (in %)	26.00%	27.00%
Bank | Trading Liabilities | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Funding spread (in bp)	218
Bank | Trading Liabilities | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Funding spread (in bp)	218
Bank | Trading Liabilities | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Funding spread (in bp)	218
Bank | Short-term borrowings.
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 72	SFr 95	165
Bank | Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	14,123	14,608	9,780
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 9,924	10,267	6,217
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 8,002
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(87.00%)	(88.00%)
Credit spread (in bp)	153
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	2.00%	4.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	99.00%
Credit spread (in bp)	182
Gap risk (in %)	3.00%	3.00%
Volatility (in %)	253.00%	276.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	59.00%	68.00%
Correlation (in %)	17.00%	18.00%
Credit spread (in bp)	177
Gap risk (in %)	1.00%	0.00%
Volatility (in %)	28.00%	30.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 515
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		228
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		597
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		455
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 3,197	SFr 2,952	2,552
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 3,183	SFr 2,766
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Maximum
Unobservable input
Price (in %)	101.00%	109.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Weighted average
Unobservable input
Price (in %)	97.00%	99.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 14	SFr 90
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Maximum
Unobservable input
Price (in %)	87.00%	100.00%
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Weighted average
Unobservable input
Price (in %)	9.00%	7.00%
Bank | Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 2,483	SFr 3,358	2,859
Bank | Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	454	616	1,143
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 68	SFr 124
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	571	852
Recovery rate (in %)		39.00%
Discount rate (in %)	7.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,687	1,286
Recovery rate (in %)		39.00%
Discount rate (in %)	23.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	1,425	912
Recovery rate (in %)		39.00%
Discount rate (in %)	15.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 379	SFr 450
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	106.00%	103.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	90.00%	63.00%
Bank | Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 21,547	SFr 24,578	SFr 18,537